Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2026
Registrant Name	dei_EntityRegistrantName	Dreyfus Government Cash Management Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000740766
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 01, 2026
Prospectus Summary | Dreyfus Government Cash Management | Administrative Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAGXX
Prospectus Summary | Dreyfus Government Securities Cash Management | Administrative Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAPXX
Prospectus Summary | Dreyfus Government Cash Management | BOLD® Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBLXX
Prospectus Summary | Dreyfus Government Cash Management | BOLD® Future Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBFXX
Prospectus Summary | Dreyfus Government Cash Management | Independence Point Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPSXX
Prospectus Summary | Dreyfus Government Cash Management | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGCXX
Prospectus Summary | Dreyfus Government Securities Cash Management | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIPXX
Prospectus Summary | Dreyfus Government Cash Management | Investor Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGVXX
Prospectus Summary | Dreyfus Government Securities Cash Management | Investor Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVPXX
Prospectus Summary | Dreyfus Government Cash Management | Participant Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPGXX
Prospectus Summary | Dreyfus Government Securities Cash Management | Participant Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGPXX
Prospectus Summary | Dreyfus Government Cash Management | Service Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGUXX
Prospectus Summary | Dreyfus Government Cash Management | SPARKSM Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPKXX
Prospectus Summary | Dreyfus Government Cash Management | SPARKSM Future Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPFXX
Prospectus Summary | Dreyfus Government Cash Management | Wealth Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGQXX